Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Liabilities

Other liabilities at the reporting date are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Current liabilities
Withholdings	~~W~~	63,766	30,970
Unearned revenues		12,225	43,841
Security deposits		—	165

	~~W~~	75,991	74,976

Non-current liabilities
Long-term accrued expenses	~~W~~	70,561	80,817
Long-term other accounts payable		2	3,103
Long-term unearned revenue		—	2,116
Security deposits		—	10,790

	~~W~~	70,563	96,826